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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [_]; Amendment Number: ________
         This Amendment (Check only one.): [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:    Trent Capital Management, Inc.
         ------------------------------
Address: 3150 North Elm Street
         ------------------------------
         Suite 204
         ------------------------------
         Greensboro, NC 27408
         ------------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Labiak
         ------------------------------
Title:   Chief Financial Officer
         ------------------------------
Phone:   (336) 282-9302
         ------------------------------

Signature, Place, and Date of Signing:

    /s/  David Labiak         Greensboro, North Carolina          May 12, 2004
    -----------------         --------------------------          ------------
       [Signature]                  [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None
                                        ---------------

Form 13F Information Table Entry Total:      41
                                        ---------------

Form 13F Information Table Value Total:     99,065
                                        ---------------
                                          (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                     Voting Authority
                     Title of           Value in                Investment  Other   -------------------
   Name of Issuer     Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole   Shared None
   --------------    -------- --------- -------- ------- ------ ---------- -------- ------- ------ ----
Alliance Capital       COM    01855A101  2,242    42,256   SH      Sole              42,256
Alpha Industries       COM    020753109    379    12,820   SH      Sole              12,820
American Express       COM    025816109  5,089   131,163   SH      Sole             131,163
American Home Prods    COM    026609107  5,175    88,546   SH      Sole              88,546
Applied Materials      COM    038222105    300     6,100   SH      Sole               6,100
ArvinMeritor           COM    043353101  1,477    88,214   SH      Sole              88,214
Bristol-Myers Squibb   COM    110122108    259     4,950   SH      Sole               4,950
Caterpillar            COM    149123101  4,983    99,564   SH      Sole              99,564
Central Parking        COM    154785109  3,644   194,879   SH      Sole             194,879
CenturyTel             COM    156700106  2,602    85,861   SH      Sole              85,861
Cisco Systems          COM    17275R102  3,404   187,055   SH      Sole             187,055
Citigroup              COM    172967101  4,837    91,542   SH      Sole              91,542
Claire's Stores        COM    179584107  2,436   125,828   SH      Sole             125,828
Clear Channel          COM    184502102  3,402    54,266   SH      Sole              54,266
Dana                   COM    235811106  2,347   100,549   SH      Sole             100,549
Dollar General         COM    256669102  3,469   177,923   SH      Sole             177,923
Equifax                COM    294429105  3,275    89,289   SH      Sole              89,289
Ericsson Comm          COM    294821608    277    51,071   SH      Sole              51,071
Fannie Mae             COM    313586109  1,319    15,489   SH      Sole              15,489
Freddie Mac            COM    313400301  2,962    42,321   SH      Sole              42,321
Gillette               COM    375766102  2,412    83,189   SH      Sole              83,189
H.J. Heinz             COM    423074103  1,819    44,480   SH      Sole              44,480
Hasbro                 COM    418056107  2,902   200,805   SH      Sole             200,805
Hewlett-Packard        COM    428236103  1,776    62,114   SH      Sole              62,114
Honeywell              COM    438516106  1,504    42,984   SH      Sole              42,984
Intel                  COM    458140100  2,710    92,644   SH      Sole              92,644
Interpublic Group      COM    460690100  2,748    93,630   SH      Sole              93,630
ITXC                   COM    45069F109    279    39,821   SH      Sole              39,821
Johnson & Johnson      COM    478160104  1,746    34,910   SH      Sole              34,910
Leggett & Platt        COM    524660107  3,290   149,341   SH      Sole             149,341

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
McDonald's             COM 580135101 2,512  92,844 SH  Sole         92,844
Newell Rubbermaid      COM 651229106 4,614 183,841 SH  Sole        183,841
Nokia                  COM 654902204 2,892 131,220 SH  Sole        131,220
Pharmanetics           COM 71713J107 2,652 252,357 SH  Sole        252,357
Qualcomm               COM 747525103   815  13,944 SH  Sole         13,944
Servicemaster          COM 81760N109 4,408 367,317 SH  Sole        367,317
Sherwin-Williams       COM 824348106 1,796  80,880 SH  Sole         80,880
Tellabs                COM 879664100   360  18,600 SH  Sole         18,600
Union Planters         COM 908068109 1,772  40,650 SH  Sole         40,650
United States Cellular COM 911684108   332   5,765 SH  Sole          5,765
Wind River Systems     COM 973149107 1,847 105,757 SH  Sole        105,757